Note 3 - Term Loan and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 566
2019	597
2020	629
2021	664
2022	700
Thereafter	8,308
Total	$ 11,464